Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 24,492		£ 14,130
Profit from operations		9,313		4,655
Net finance costs		(1,381)	£ (1,094)	(637)
Profit before taxation		8,351		6,245
Taxation on ordinary activities		(2,141)		(1,406)
Profit on ordinary activities after taxation		6,032		4,648
Non-controlling interests		178		191
Profit for the year		6,210		4,839
Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		7,235	14,085	16,491
Profit from operations		2,128	4,342	9,379
Net finance costs		(8)	(279)	(477)
Profit before taxation		2,120	4,063	8,902
Taxation on ordinary activities		(678)	(1,441)	(3,280)
Profit on ordinary activities after taxation		1,442	2,622	5,622
Non-controlling interests		(24)	(22)	(17)
Profit for the year		1,418	2,600	5,605
– adjusted share of post-tax results of associates and joint ventures		1,308	2,785	3,461
– issue of shares and change in shareholding		75	98	36
– gain on disposal of assets				2,231
– other		35	(283)	(123)
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		2,058	4,794	5,997
Profit from operations		630	24,854	3,740
Net finance costs		(3)	(116)	(200)
Profit before taxation		627	24,738	3,540
Taxation on ordinary activities		(201)	(522)	(1,308)
Profit on ordinary activities after taxation		426	24,216	2,232
Non-controlling interests		(7)	(7)	(5)
Profit for the year		419	24,209	2,227
– adjusted share of post-tax results of associates and joint ventures		387	1,012	1,327
– issue of shares and change in shareholding		22	29	11
– gain on deemed divestment of RAI			23,288
– gain on disposal of assets				941
– other		£ 10	£ (120)	£ (52)

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.